[MHM, July 30, 2004]
[Translation]

SEMI-ANNUAL REPORT

(During the Tenth Term)
From:  November 1, 2003
To:  April 30, 2004

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

PUTNAM GLOBAL INCOME TRUST

Semi-annual Report

(During the Tenth Term)
From:  November 1, 2003
To:  April 30, 2004

PUTNAM GLOBAL INCOME TRUST

Name of the document filed:                         Semi-annual Report

To:                                                 Director of Kanto Local
                                                    Finance Bureau

Filing Date:                                        July 30, 2004

Accounting Period:                                  During the 10th Period
                                                    (From November 1, 2003 to
                                                    April 30, 2004)

Name of the Registrant Fund:                        PUTNAM GLOBAL INCOME TRUST

Name of the Registrant Issuer:                      PUTNAM GLOBAL INCOME TRUST

Name and Official Title of                          Charles E. Porter
Representative of Trust:                            Executive Vice President,
                                                    Associate Treasurer
                                                    and Principal Executive
                                                    Officer

Address of Principal Office:                        One Post Office Square
                                                    Boston, Massachusetts 02109
                                                    U. S. A.

Name and Title of Registration Agent:               Harume Nakano
                                                    Attorney-at-Law

                                                    Ken Miura
                                                    Attorney-at-Law

Address or Place of Business                        JFE Building
of Registrant Agent:                                1-2, Marunouchi 1-chome
                                                    Chiyoda-ku, Tokyo

Name of Liaison Contact:                            Harume Nakano
                                                    Ken Miura
                                                    Attorneys-at-Law

--  ii -

Place of Liaison Contact:                           Mori Hamada & Matsumoto
                                                    JFE Building
                                                    1-2, Marunouchi 1-chome
                                                    Chiyoda-ku, Tokyo

Phone Number:                                       03-6212-8316

Places where a copy of this Semi-annual Report
is available for Public Inspection:                 Not applicable.

Note: The address described in the items of "Address or Place of Business of Registrant Agent" and "Place of Liaison Contact" will be Marunouchi Kitaguchi Building, 6-5, Marunouchi 1-chome, Chiyoda-ku, Tokyo as of September 21, 2004.

CONTENTS

                                                                  This
                                                                English
                                                              translation
I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio                        1

(2) Results of Past Operations                                     3

(a) Record of Changes in Net Assets                                3

(b) Record of Distributions Paid                                   4

(c) Record of Return Rate                                          4

(3) Record of Sales and Repurchases                                4

II. THE FINANCIAL STATUS OF THE FUND                               6

III. OUTLINE OF THE FUND

1. Fund                                                            7

(1) Amount of Capital Stock                                        7

(2) Description of Business and Outline of Operation               7

(3) Miscellaneous                                                  7

2. Putnam Investment Management, LLC.

(Investment Management Company)                                    7

(1) Amount of Capital Stock                                        7

(2) Description of Business and Outline of Operation               8

(3) Miscellaneous                                                  8

IV. OUTLINE OF THE FINANCIAL STATUS OF THE
    INVESTMENT MANAGEMENT COMPANY                                  9



I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio
                                                                                   (As of the end of May 2004)
-------------------------------------------------------------------------------------------------------------
Type of Asset                 Name of Country               Total U.S. Dollars            Investment Ratio (%)
-------------------------------------------------------------------------------------------------------------
Foreign Government Bonds      Germany                      18,278,512                          10.76
                              United Kingdom               10,825,918                           6.37
                              Canada                       10,274,409                           6.05
                              Austria                       5,945,036                           3.50
                              France                        5,475,408                           3.22
                              Australia                     5,166,604                           3.04
                              New Zealand                   3,546,960                           2.09
                              Portugal                      3,272,967                           1.93
                              Sweden                        1,844,691                           1.09
                              Denmark                       1,747,432                           1.03
                              Italy                         1,567,049                           0.92
-------------------------------------------------------------------------------------------------------------
                      Sub-Total                            67,944,986                          40.00
-------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage
Obligations                   United States                36,053,413                          21.23
-------------------------------------------------------------------------------------------------------------
Corporate Bonds               Ireland                      11,293,771                           6.65
                              United States                 8,356,838                           4.92
                              Netherlands                   5,833,953                           3.43
                              Germany                       5,795,757                           3.41
                              Austria                       1,984,374                           1.17
                              France                          738,489                           0.43
                              Supra-Nation                    588,496                           0.35
                              Canada                          345,976                           0.20
                              United Kingdom                  291,518                           0.17
                              Luxembourg                       96,703                           0.06
                              Cayman Islands                        3                           0.00
-------------------------------------------------------------------------------------------------------------
                      Sub-Total                            35,325,878                          20.79
-------------------------------------------------------------------------------------------------------------
Asset-Backed Securities       United States                 9,671,444                           5.70
                              United Kingdom                1,988,165                           1.17
                              Cayman Islands                1,973,777                           1.16
-------------------------------------------------------------------------------------------------------------
                      Sub-Total                            13,633,386                           8.03
-------------------------------------------------------------------------------------------------------------
Collateralized Mortgage
Obligations                   United States                10,554,856                           6.21
                              Ireland                         775,729                           0.46
-------------------------------------------------------------------------------------------------------------
                      Sub-Total                            11,330,585                           6.67
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations     United States                 3,335,740                           1.96
-------------------------------------------------------------------------------------------------------------
Short-Term Investments        United States                19,595,771                          11.54
-------------------------------------------------------------------------------------------------------------
Cash, Deposits and Other
Assets (After deduction
of liabilities)                                           (17,366,884)                        (10.22)
-------------------------------------------------------------------------------------------------------------
Total (Net Asset Value)                                   169,852,875                         100.00
-------------------------------------------------------------------------------------------------------------
                                                  (18,697 million yen)


Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2:  The exchange rate of U.S. Dollars ("dollar" or "$") into
Japanese Yen is JPY110.08 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. on May 31, 2004. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month within one year prior to the end of May 2004 is as follows:


-------------------------------------------------------------------------------------
                              Total Net Asset Value         Net Asset Value per Share
-------------------------------------------------------------------------------------
                              Dollar          Yen
                           (thousands)     (millions)     Dollar                Yen
-------------------------------------------------------------------------------------
2003 End of June              39,806          4,382        2.55              1,381.50
July                          38,379          4,225        2.17              1,339.67
August                        37,413          4,118        2.08              1,329.77
September                     38,476          4,235        2.62              1,389.21
October                       38,446          4,232        2.58              1,384.81
November                      35,058          3,859        2.74              1,402.42
December                      33,327          3,669        2.37              1,361.69
2004 End of January           32,540          3,582        2.42              1,367.19
February                      32,433          3,570        2.47              1,372.70
March                         32,732          3,603        2.58              1,384.81
April                         31,085          3,422        2.10              1,331.97
May                           31,100          3,423        2.12              1,334.17
-------------------------------------------------------------------------------------

(b) Record of Distributions Paid (Class M Shares)
------------------------------------------------------------------------------
                            Amount of Dividend                Return of
Period                        Paid per Share                   Capital
------------------------------------------------------------------------------
9th Fiscal Year
(11/1/02 - 10/31/03)      $0.412        45.353            $0.000      \0.0
------------------------------------------------------------------------------

Records of distribution paid and Net Asset Value per share from June 2003 to May 2004 are as follows:

------------------------------------------------------------------------------
                             Dividend                Net Asset Value Per
Ex-dividend Date             (dollar)                   Share (dollar)
------------------------------------------------------------------------------
June 20, 2003                 0.036                         12.68
July 22, 2003                 0.036                         12.29
August 21, 2003               0.036                         12.02
September 22, 2003            0.029                         12.49
October 22, 2003              0.029                         12.66
November 19, 2003             0.029                         12.74
December 18, 2003             0.811                         12.27
January 22, 2004              0.029                         12.56
February 19, 2004             0.030                         12.58
March 22, 2004                0.029                         12.56
April 22, 2004                0.023                         12.10
May 20, 2004                  0.024                         11.91
------------------------------------------------------------------------------

(c) Record of Return Rate (Class M Shares)

------------------------------------------------------------------------------
Period                                       Return Rate (*)
------------------------------------------------------------------------------
June 1, 2003-May 31, 2004                       5.06%
------------------------------------------------------------------------------

(*) Return Rate (%) =[[Ending NAV*A]]/Beginning NAV]-1

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1. Provided that Beginning NAV means net asset value per share on May 31, 2003 and Ending NAV means net asset value per share on May 31, 2004.

(3) Record of Sales and Repurchases (Class M shares)

Records of sales and repurchases during one year period up to and including the end of May 2004 and number of outstanding shares of the Fund as of the end of May 2004 are as follows:

------------------------------------------------------------------------
                  Number of      Number of Shares      Number of
                 Shares Sold       Repurchased      Outstanding Shares
------------------------------------------------------------------------
Worldwide         149,188            876,862            2,565,062
(In Japan)        (80,500)          (722,000)          (2,463,900)
------------------------------------------------------------------------

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

II. THE FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached.]

III. OUTLINE OF THE FUND

1. Fund

(1) Amount of Capital Stock (as of the end of May 2004)

Not applicable.

(2) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC., the investment adviser, to render investment advisory services, and Putnam Fiduciary Trust Company to hold the assets of the Fund in custody and act as Investor Servicing Agent.

(3) Miscellaneous

There has been, or is, no litigation which had or is expected to have a material effect on the Fund during the six months before the filing of this report.

2. Putnam Investment Management, LLC.. (Investment Management Company)

(1) Amount of Capital Stock

1. Amount of member's equity (as of the end of May, 2004):

$101,729,132*

2. Amount of capital/member's equity:

    Year            Amount of Capital/Member's Equity
----------
End of 1999                   $198,676,287
End of 2000                   $209,635,521
End of 2001                   $170,497,323
End of 2002                   $138,739,094
End of 2003                   $144,486,036

(Note) Putnam Investment Management, Inc. was merged into Putnam
Investment Management, LLC, a Delaware limited liability company on December 31, 2000. Accordingly, the above listed amount as of the end of 1999 represents the amount of capital of Putnam Investment
Management, Inc. and those as of the end of 2000, 2001, 2002 and 2003 represent the amount of member's equity of Putnam Investment Management, LLC.

*Unaudited

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May 2004, Investment Management Company managed, advised, and/or administered the following 101 funds and fund portfolios (having an aggregate net asset value of over $148.4 billion):


                                                         (as of the end of May 2004)
-------------------------------------------------------------------------------------
Country where Funds are        Principal         Number of       Net Asset Value
established or managed      Characteristics        Funds        (million dollars)
-------------------------------------------------------------------------------------
                            Closed End Bond         14              $4,441.80
      U.S.A.                Open End Balanced       16             $40,380.70
                            Open End Bond           30             $34,367.97
                            Open End Equity         41             $69,293.89
-------------------------------------------------------------------------------------
                            Totals                 101            $148,484.36
-------------------------------------------------------------------------------------

(3) Miscellaneous

Regulatory matters and litigation.

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended May 31, 2004, Putnam Management has assumed $5,122 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the Fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

IV. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

[Translation of Audited Annual Accounts will be attached.]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

PUTNAM GLOBAL INCOME TRUST


Name of the document filed:                        Amendment to the Securities
                                                   Registration Statement

To:                                                Director of Kanto Local
                                                   Finance Bureau

Filing Date:                                       July 30, 2004

Name of the Registrant Issuer:                     PUTNAM GLOBAL INCOME TRUST

Name and Official Title of                         Charles E. Porter
Representative of Trust:                           Executive Vice President,
                                                   Associate Treasurer
                                                   and Principal Executive
                                                   Officer

Address of Principal Office:                       One Post Office Square
                                                   Boston, Massachusetts 02109
                                                   U. S. A.

Name and Title of Registration Agent:              Harume Nakano
                                                   Attorney-at-Law

                                                   Ken Miura
                                                   Attorney-at-Law

Address or Place of Business                       JFE Building
of Registrant Agent                                1-2, Marunouchi 1-chome
                                                   Chiyoda-ku, Tokyo

Name of Liaison Contact:                           Harume Nakano
                                                   Ken Miura
                                                   Attorneys-at-Law

Place of Liaison Contact:                          Mori Hamada & Matsumoto
                                                   JFE Building
                                                   1-2, Marunouchi 1-chome
                                                   Chiyoda-ku, Tokyo

Phone Number:                                      03-6212-8316

--  ii -


Name of the Fund Making Public                     PUTNAM GLOBAL INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of                                Up to 100 million Class M Shares
Foreign Investment Fund Securities                 Up to the total amount aggregating the
to be Publicly Offered or Sold:                    amounts calculated by multiplying the
                                                   respective net asset value per Class M
                                                   Share by the respective number of
                                                   Class M Shares in respect of 100 million
                                                   Class M Shares
                                                   (The Maximum amount expected to be sold
                                                   is 1,242 million U.S. dollars
                                                   (approximately 136.7 billion).

Places where a copy of this Amendment to the Securities
Registration Statement is available for Public
Inspection:  Not applicable.

Note 1:  The exchange rate of U.S. Dollars ("dollar" or "$") into
Japanese Yen is 110.08 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. on May 31, 2004.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 30, 2004 (U.S.$12.42) by 100 million Class M Shares for convenience.

Note 3: The address described in the items of "Address or Place of Business of Registrant Agent" and "Place of Liaison Contact" will be Marunouchi Kitaguchi Building, 6-5, Marunouchi 1-chome, Chiyoda-ku, Tokyo as of September 21, 2004.

I. Reason For Filing This Amendment To the Securities Registration
Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on March 31, 2004 due to the fact that the Semi-annual Report was filed on July 30, 2004.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

Part II. INFORMATION CONCERNING FUND

I. DESCRIPTION OF THE FUND (page 4 of the original Japanese SRS)

4. FEES AND TAX

(E) Tax Treatment of Shareholders

[Before amendment]

The Fund qualifies as a gbond investment trust.h On that basis, the tax treatment of unitholders in Japan of funds is as follows:

If a fund is classified under the Japanese tax law as a publicly offered, foreign public and corporate bond fund,

(1) Distributions to be made by a fund will be treated as distributions made by a publicly offered, domestic public and corporate bond investment trust.

(2) Distributions (including differences (in terms of the Fundf's currency) between the redemption amount and the amount equal to capital of the Fund (Hereinafter the same shall apply)) to be made by a fund to Japanese individual unitholders will be subject to the separate taxation from other income in Japan (i.e. 20% withholding tax (15% income tax and 5% local tax)). In this case, no report concerning payments will be filed with the Japanese tax authority.

(3) Distributions to be made by the Fund to Japanese corporate unitholders will be subject to withholding of income tax in Japan (i.e., 20% withholding tax (15% income tax and 5% local taxes)). In certain case, a report concerning payments will be filed with the chief of the tax office.

(4) Distributions of net investment returns such as interest, etc. and distributions of short-term net realized capital gains will be, in principle, subject to withholding of U.S. federal income tax currently at the rate of 15% and the amount obtained after such deduction will be paid in Japan. Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan. When the recently signed U.S.-Japan tax treaty enters into force (after the treaty is ratified) such distributions will be subject to withholding of U.S. federal income tax at the rate of 10%.

(5) The Japanese withholding tax imposed on distributions as referred to in (2) and (3) above will be collected by way of the so-called "balance collection method", so that only the amount equivalent to 20% of the distribution before U.S. withholding tax less the amount of U.S.
withholding tax withheld will be collected in Japan.

(6) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to distributions paid by a domestic corporation, shall not apply.

(7) Capital gains and losses arising from purchase and sale, and repurchase of the units, shall be treated in the same way as those arising from purchase and sale of a publicly offered, domestic public and corporate bond investment trust, and no tax will be levied on individual unitholders for their capital gains.

This Fund qualifies as a public offered, foreign government and corporate bond fund under the tax law. Provided, that there is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above may be changed after the new tax treaty between Japan and the U.S. becomes effective and is subject to other changes of law or practice.

[After amendment]

The Fund qualifies as a gbond investment trust.h On that basis, the tax treatment of unitholders in Japan of funds is as follows:

If a fund is classified under the Japanese tax law as a publicly offered, foreign public and corporate bond fund,

(1) Distributions to be made by a fund will be treated as distributions made by a publicly offered, domestic public and corporate bond investment trust.

(2) Distributions (including differences (in terms of the Fundf's currency) between the redemption amount and the amount equal to capital of the Fund (Hereinafter the same shall apply)) to be made by a fund to Japanese individual unitholders will be subject to the separate taxation from other income in Japan (i.e. 20% withholding tax (15% income tax and 5% local tax)). In this case, no report concerning payments will be filed with the Japanese tax authority.

(3) Distributions to be made by the Fund to Japanese corporate unitholders will be subject to withholding of income tax in Japan (i.e., 20% withholding tax (15% income tax and 5% local taxes)). In certain case, a report concerning payments will be filed with the chief of the tax office.

(4) Distributions of net investment returns such as interest, etc. and distributions of short-term net realized capital gains will be, in principle, subject to withholding of U.S. federal income tax currently at the rate of 10% and the amount obtained after such deduction will be paid in Japan. Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan.

(5) The Japanese withholding tax imposed on distributions as referred to in (2) and (3) above will be collected by way of the so-called "balance collection method", so that only the amount equivalent to 20% of the distribution before U.S. withholding tax less the amount of U.S.
withholding tax withheld will be collected in Japan.

(6) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to distributions paid by a domestic corporation, shall not apply.

(7) Capital gains and losses arising from purchase and sale, and repurchase of the units, shall be treated in the same way as those arising from purchase and sale of a publicly offered, domestic public and corporate bond investment trust, and no tax will be levied on individual unitholders for their capital gains.

This Fund qualifies as a public offered, foreign government and corporate bond fund under the tax law. Provided, that there is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above may be changed after the new tax treaty between Japan and the U.S. becomes effective and is subject to other changes of law or practice.

5. STATUS OF INVESTMENT FUND

(A) Diversification of Investment Portfolio

The information is novated by the following:


                                                                                  (As of the end of May 2004)
-------------------------------------------------------------------------------------------------------------
Type of Asset                 Name of Country            Total U.S. Dollars            Investment Ratio (%)
-------------------------------------------------------------------------------------------------------------
Foreign Government Bonds      Germany                       18,278,512                        10.76
                              United Kingdom                10,825,918                         6.37
                              Canada                        10,274,409                         6.05
                              Austria                        5,945,036                         3.50
                              France                         5,475,408                         3.22
                              Australia                      5,166,604                         3.04
                              New Zealand                    3,546,960                         2.09
                              Portugal                       3,272,967                         1.93
                              Sweden                         1,844,691                         1.09
                              Denmark                        1,747,432                         1.03
                              Italy                          1,567,049                         0.92
-------------------------------------------------------------------------------------------------------------
                      Sub-Total                             67,944,986                        40.00
-------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage
Obligations                   United States                 36,053,413                        21.23
-------------------------------------------------------------------------------------------------------------
Corporate Bonds               Ireland                       11,293,771                         6.65
                              United States                  8,356,838                         4.92
                              Netherlands                    5,833,953                         3.43
                              Germany                        5,795,757                         3.41
                              Austria                        1,984,374                         1.17
                              France                           738,489                         0.43
                              Supra-Nation                     588,496                         0.35
                              Canada                           345,976                         0.20
                              United Kingdom                   291,518                         0.17
                              Luxembourg                        96,703                         0.06
                              Cayman Islands                         3                         0.00
-------------------------------------------------------------------------------------------------------------
                      Sub-Total                             35,325,878                        20.79
-------------------------------------------------------------------------------------------------------------
Asset-Backed Securities       United States                  9,671,444                         5.70
                              United Kingdom                 1,988,165                         1.17
                              Cayman Islands                 1,973,777                         1.16
-------------------------------------------------------------------------------------------------------------
                      Sub-Total                             13,633,386                         8.03
-------------------------------------------------------------------------------------------------------------
Collateralized Mortgage
Obligations                   United States                 10,554,856                         6.21
                              Ireland                          775,729                         0.46
-------------------------------------------------------------------------------------------------------------
                      Sub-Total                             11,330,585                         6.67
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations     United States                  3,335,740                         1.96
-------------------------------------------------------------------------------------------------------------
Short-Term Investments        United States                 19,595,771                        11.54
-------------------------------------------------------------------------------------------------------------
Cash, Deposits and Other
Assets (After deduction
of liabilities)                                            (17,366,884)                      (10.22)
-------------------------------------------------------------------------------------------------------------
Total (Net Asset Value)                                    169,852,875                       100.00
-------------------------------------------------------------------------------------------------------------
                                                   (18,697 million yen)


Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2:  The exchange rate of U.S. Dollars ("dollar" or "$") into
Japanese Yen is JPY110.08 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. on May 31, 2004. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(B) Results of Past Operations

(1) Record of Changes in Net Assets (Class M Shares)

The following information is added:

-------------------------------------------------------------------------------
                        Total Net Asset Value         Net Asset Value per Share
-------------------------------------------------------------------------------
                       Dollar             Yen
                    (thousands)        (millions)    Dollar               Yen
-------------------------------------------------------------------------------
2004 End of February   32,433            3,570       12.47             1,372.70
March                  32,732            3,603       12.58             1,384.81
April                  31,085            3,422       12.10             1,331.97
May                    31,100            3,423       12.12             1,334.17
-------------------------------------------------------------------------------

(2) Record of Distribution Paid

The following information is added:

-------------------------------------------------------------------------------
                        Dividend                   Net Asset Value Per
Ex-dividend Date        (dollar)                      Share (dollar)
-------------------------------------------------------------------------------
February 19, 2004        0.030                            12.58
March 22, 2004           0.029                            12.56
April 22, 2004           0.023                            12.10
May 20, 2004             0.024                            11.91
-------------------------------------------------------------------------------

(3) Record of Changes in Return Rate (Class M Shares)

The following information is added:

-------------------------------------------------------------------------------
           Period                        Return Rate (*)
-------------------------------------------------------------------------------
June 1, 2003-May 31, 2004                    5.06%
-------------------------------------------------------------------------------

(*) Return Rate (%) =[[Ending NAV*A]]/Beginning NAV]-1

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1. Provided that Beginning NAV means net asset value per share on May 31, 2003 and Ending NAV means net asset value per share on May 31, 2004.

(C) Record of Sales and Repurchases (Class M Shares)
The following information is added:

Records of sales and repurchases during one year period up to and including the end of May 2004 and number of outstanding shares of the Fund as of the end of May 2004 are as follows:

-------------------------------------------------------------------
                Number of      Number of Shares      Number of
               Shares Sold       Repurchased     Outstanding Shares
-------------------------------------------------------------------
Worldwide        149,188           876,862            2,565,062
(In Japan)       (80,500)         (722,000)          (2,463,900)
-------------------------------------------------------------------

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

II. FINANCIAL CONDITION OF THE FUND (page 4 of the original Japanese SRS) [Omitted in this English translation. In Japanese version, unaudited semi-annual accounts of the Fund and Japanese translation thereof are incorporated here.]

PART III. SPECIAL INFORMATION

I. OUTLINE OF THE FUND (page 5 of the original Japanese SRS)

1. Fund

(A) Outline of the Fund

(1) Amount of Capital Stock

The information is novated by the following:

Not applicable  (as of the end of May 2004)

(B) Description of Business and Outline of Operation

The information is novated by the following:

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC., the investment adviser, to render investment advisory services, and Putnam Fiduciary Trust Company to hold the assets of the Fund in custody and act as Investor Servicing Agent.

2. Putnam Investment Management LLC. (Investment Management Company)

(A) Outline of Investment Management Company

(1) Amount of Capital Stock

The information is novated by the following:

1. Amount of member's equity (as of the end of May, 2004):
$101,729,132*

2. Amount of capital/member's equity:

    Year            Amount of Capital/Member's Equity
-----------
End of 1999                   $198,676,287
End of 2000                   $209,635,521
End of 2001                   $170,497,323
End of 2002                   $138,739,094
End of 2003                   $144,486,036

(Note) Putnam Investment Management, Inc. was merged into Putnam Investment Management, LLC, a Delaware limited liability company on December 31, 2000. Accordingly, the above listed amount as of the end of 1999 represents the amount of capital of Putnam Investment Management, Inc. and those as of the end of 2000, 2001, 2002 and 2003 represent the amount of member's equity of Putnam Investment Management, LLC.

*Unaudited

(B) Description Business and Outline of Operation

The information is novated by the following:

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May 2004, Investment Management Company managed, advised, and/or administered the following 101 funds and fund portfolios (having an aggregate net asset value of over $148.4 billion):


                                                           (as of the end of May 2004)
--------------------------------------------------------------------------------------
Country where Funds are         Principal          Number of          Net Asset Value
established or managed       Characteristics         Funds           (million dollars)
--------------------------------------------------------------------------------------
                             Closed End Bond          14                 $4,441.80
       U.S.A.                Open End Balanced        16                $40,380.70
                             Open End Bond            30                $34,367.97
                             Open End Equity          41                $69,293.89
--------------------------------------------------------------------------------------
                             Totals                  101               $148,484.36
--------------------------------------------------------------------------------------

(C) Financial Conditions of Investment Management Company

[Omitted in this English translation. In Japanese version, audited annual accounts of the Investment Management Company and Japanese translation thereof are incorporated here.]

(E) Miscellaneous

(5) Litigation, etc.

The information is novated by the following:

Regulatory matters and litigation.

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended May 31, 2004, Putnam Management has assumed $5,122 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the Fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.